Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year(1)	Summary Compensation Table Total for PEO ($)		Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based on Company Total Shareholder Return (3) ($)	Net Income ($ in thousands)
2025	6,884,578	(3)	7,828,121	3,118,025	5,440,097	85.20	36,525.3
2024	1,538,157		829,197	1,537,809	432,464	76.24	(23,961.1)

Named Executive Officers, Footnote	For fiscal years 2025 and 2024 in the above table, the principal executive officer is our CEO, Jay Jackson, and the other NEOs are our CFO, William McCauley, and our President, Sean McNealy.
PEO Total Compensation Amount	$ 6,884,578	$ 1,538,157
PEO Actually Paid Compensation Amount	$ 7,828,121	829,197
Adjustment To PEO Compensation, Footnote
In accordance with SEC rules, the adjustments shown in the table below were made to the Summary Compensation Table values to determine CAP. For the CAP portions that are calculated based on the fair market value of our common stock, the following prices were used: $8.55 as of December 31, 2025 and $7.83 as of December 31, 2024. All amounts shown for non-PEO NEOs are averages.

	2025			2024
Adjustments	PEO		Other NEOs	PEO	Other NEOs
Summary Compensation Table Total Amounts	$6,884,578	(1)	$3,118,025	$1,538,157	$1,537,809
(Subtract): Aggregate grant date fair value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(6,023,688)		(2,349,238)	(896,880)	(1,018,910)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	6,942,591		4,574,096	187,920	630,315
Add: Year-over-year change in fair value (from the end of the prior fiscal year) at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	17,280		57,960	—	(457,500)

	2025		2024
Adjustments	PEO	Other NEOs	PEO	Other NEOs
Add: Fair value as of the vesting date for awards that are granted and vest in the same year	—	—	—	—
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	5,760	4,320	—	(259,250)
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—
Add: Value of any dividends or other earnings paid on stock or option awards in the covered fiscal year that are not otherwise included.	1,600	34,934	—	—
CAP Amounts (as calculated)	$7,828,121	$5,440,097	$829,197	$432,464

Non-PEO NEO Average Total Compensation Amount	$ 3,118,025	1,537,809
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,440,097	432,464
Adjustment to Non-PEO NEO Compensation Footnote
In accordance with SEC rules, the adjustments shown in the table below were made to the Summary Compensation Table values to determine CAP. For the CAP portions that are calculated based on the fair market value of our common stock, the following prices were used: $8.55 as of December 31, 2025 and $7.83 as of December 31, 2024. All amounts shown for non-PEO NEOs are averages.

	2025			2024
Adjustments	PEO		Other NEOs	PEO	Other NEOs
Summary Compensation Table Total Amounts	$6,884,578	(1)	$3,118,025	$1,538,157	$1,537,809
(Subtract): Aggregate grant date fair value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(6,023,688)		(2,349,238)	(896,880)	(1,018,910)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	6,942,591		4,574,096	187,920	630,315
Add: Year-over-year change in fair value (from the end of the prior fiscal year) at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	17,280		57,960	—	(457,500)

	2025		2024
Adjustments	PEO	Other NEOs	PEO	Other NEOs
Add: Fair value as of the vesting date for awards that are granted and vest in the same year	—	—	—	—
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	5,760	4,320	—	(259,250)
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—
Add: Value of any dividends or other earnings paid on stock or option awards in the covered fiscal year that are not otherwise included.	1,600	34,934	—	—
CAP Amounts (as calculated)	$7,828,121	$5,440,097	$829,197	$432,464

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 85.20	76.24
Net Income (Loss)	$ 36,525,300	(23,961,100)
PEO Name	Jay Jackson
Additional 402(v) Disclosure	Cumulative total shareholder return of the Company assuming an initial investment of $100 on January 1, 2023, and reinvestment of dividends.
Equity Awards Adjustments, Footnote
Excludes 2,000,000 performance-based restricted stock bonus at fair market value of $16,760,000 that was granted on May 8, 2025 that was forfeited due to the failure to achieve certain market capitalization targets during 2025. Mr. Jackson's total compensation including this grant would have been $23,644,578 and his total stock award would have been $22,783,688.
 Excludes 2,000,000 performance-based restricted stock bonus at fair market value of $16,760,000 that was granted on May 8, 2025 that was forfeited due to the failure to achieve certain market capitalization targets during 2025. Mr. Jackson's total compensation including this grant would have been $23,644,578 and his total stock award would have been $22,783,688.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,023,688)	(896,880)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,942,591	187,920
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,280	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,760	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,600	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,349,238)	(1,018,910)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,574,096	630,315
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,960	(457,500)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,320	(259,250)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 34,934	$ 0